Accounts Receivable - Aging Analysis of Accounts Receivable (Net of Impairment of Accounts Receivable) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 58,507	¥ 53,143	[1]
Within 1 year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	57,377	51,051
Between 1 and 2 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	837	1,203
Between 2 and 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	108	379
Over 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 185	¥ 510

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).